GOODWILL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GOODWILL
Total goodwill impairment charge	$ 2,938,247	$ 198,193
Vayu [Member]
GOODWILL
Total goodwill impairment charge	437,065
GAC [Member]
GOODWILL
Total goodwill impairment charge	$ 2,501,182